Other reserves (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Balance at beginning of the period			$ 286	$ 48
Total other comprehensive income for the period pre AMP Transfer				66
Capital contribution				113
AMP Transfer				(1,112)
Total other comprehensive income for the period post AMP transfer				40
Hedging gains transferred to cost of inventory post AMP transfer				(17)
Total other comprehensive income for the year	$ (16)	$ 40	86	106
Hedging gains or losses transferred to cost of inventory			(72)
Balance at end of the period	333	(740)	333	(740)
Other reserves
Balance at beginning of the period			(5,593)	(15)
Total other comprehensive income for the period pre AMP Transfer				55
Hedging gains transferred to cost of inventory pre AMP Transfer				(6)
Capital contribution				113
AMP Transfer				(5,924)
Total other comprehensive income for the period post AMP transfer				37
Hedging gains transferred to cost of inventory post AMP transfer				(17)
Total other comprehensive income for the year			49
Hedging gains or losses transferred to cost of inventory			(72)
Balance at end of the period	(5,616)	(5,757)	(5,616)	(5,757)
Foreign currency translation reserve
Balance at beginning of the period			(28)	(32)
Total other comprehensive income for the period pre AMP Transfer				14
Total other comprehensive income for the period post AMP transfer				(13)
Total other comprehensive income for the year			2
Balance at end of the period	(26)	(31)	(26)	(31)
Cash flow hedges reserve
Balance at beginning of the period			82	17
Total other comprehensive income for the period pre AMP Transfer				41
Hedging gains transferred to cost of inventory pre AMP Transfer				(6)
Total other comprehensive income for the period post AMP transfer				50
Hedging gains transferred to cost of inventory post AMP transfer				(17)
Total other comprehensive income for the year			47
Hedging gains or losses transferred to cost of inventory			(72)
Balance at end of the period	57	85	57	85
Other reserve
Balance at beginning of the period			(5,647)
Capital contribution				113
AMP Transfer				(5,924)
Balance at end of the period	$ (5,647)	$ (5,811)	$ (5,647)	$ (5,811)